Schedule of information about the exposure to credit risk (Details) - Forekast limited [member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 2,309,538	$ 1,811,626
Loss allowance
Net balance	2,309,538	1,811,626
Current [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	1,915,170	1,551,194
Loss allowance
Net balance	1,915,170	1,551,194
Not later than one months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	333,564	201,811
Loss allowance
Net balance	333,564	201,811
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	27,223	33,813
Loss allowance
Net balance	27,223	33,813
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	8,815	11,505
Loss allowance
Net balance	8,815	11,505
Later than three months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	24,766	13,303
Loss allowance
Net balance	$ 24,766	$ 13,303